Related Party Transactions and Balances (Details) - Yisheng Biopharma Holding Ltd (Hong Kong) [Member] - CNY (¥)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions and Balances (Details) [Line Items]
Amount lent to related party	¥ 2,966,777	¥ 30,088,833
Loan repaid	33,055,610
Amounts due from related party